Offerings - Offering: 1	Aug. 19, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price	$ 2,874,999
Fee Rate	0.01531%
Amount of Registration Fee	$ 440.17
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Includes common stock that may be issued upon exercise of a 30-day option granted to the underwriters to cover over-allotments, if any.The registrant previously registered securities with a proposed maximum aggregate offering price not to exceed $17,250,000 on a registration statement on Form S-1, as amended (File No. 333-289337), which was declared effective by the Securities and Exchange Commission on August 18, 2025. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $2,874,999 is hereby registered.